Quarterly Report
March 31, 2025
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.2%
Byrna Technologies, Inc. (a)	4,306	$72,513
CACI International, Inc., “A” (a)	1,196	438,836
Karman Holdings, Inc. (a)	5,000	167,100
Standard Aero, Inc. (a)	7,329	195,245
		$873,694
Apparel Manufacturers – 0.6%
PVH Corp.	2,757	$178,212
Wolverine World Wide, Inc.	20,981	291,846
		$470,058
Automotive – 2.6%
Blue Bird Corp. (a)	8,875	$287,283
Lear Corp.	2,245	198,054
Methode Electronics, Inc.	33,655	214,719
REV Group, Inc.	23,325	737,070
Visteon Corp. (a)	6,445	500,261
		$1,937,387
Biotechnology – 2.3%
Adaptive Biotechnologies Corp. (a)	6,852	$50,910
Arcus Biosciences, Inc. (a)	15,509	121,746
Beam Therapeutics, Inc. (a)	11,064	216,080
Entrada Therapeutics, Inc. (a)	17,483	158,046
Exelixis, Inc. (a)	8,423	310,977
Novavax, Inc. (a)	17,921	114,874
Protagonist Therapeutics, Inc. (a)	6,408	309,891
Prothena Corp. PLC (a)	8,851	109,531
Twist Bioscience Corp. (a)	5,619	220,602
Voyager Therapeutics, Inc. (a)	36,720	124,114
		$1,736,771
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	5,031	$127,636
Hamilton Lane, Inc., “A”	792	117,747
		$245,383
Business Services – 5.2%
Andersons, Inc.	737	$31,639
BlueLinx Holdings, Inc. (a)	5,331	399,718
Innodata, Inc. (a)	5,393	193,609
TaskUs, Inc., “A” (a)	57,615	785,293
TriNet Group, Inc.	9,730	771,005
WNS (Holdings) Ltd. (a)	14,682	902,796
World Fuel Services Corp.	16,044	455,008
Yext, Inc. (a)	55,994	344,923
		$3,883,991
Chemicals – 3.3%
Avient Corp.	19,276	$716,296
BioLife Solutions, Inc. (a)	8,766	200,215
Element Solutions, Inc.	44,296	1,001,533
Perimeter Solutions, Inc. (a)	22,325	224,813
Rayonier Advanced Materials, Inc. (a)	57,664	331,568
		$2,474,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.7%
ACI Worldwide, Inc. (a)	5,628	$307,908
BILL Holdings, Inc. (a)	15,627	717,123
Clear Secure, Inc., “A”	24,305	629,742
Consensus Cloud Solutions, Inc. (a)	4,305	99,359
Dun & Bradstreet Holdings, Inc.	32,235	288,181
Elastic N.V. (a)	8,158	726,878
Five9, Inc. (a)	8,161	221,571
nCino, Inc. (a)	3,807	104,578
Nutanix, Inc. (a)	3,432	239,588
PagerDuty, Inc. (a)	41,988	767,121
Sabre Corp. (a)	200,255	562,717
SentinelOne, Inc., “A” (a)	13,802	250,920
ServiceTitan, Inc., “A” (a)	588	55,925
		$4,971,611
Computer Software - Systems – 1.7%
Adtran Holdings, Inc. (a)	13,364	$116,534
Pitney Bowes, Inc.	15,688	141,977
ScanSource, Inc. (a)	4,019	136,686
Unisys Corp. (a)	7,441	34,154
Verint Systems, Inc. (a)	44,862	800,787
		$1,230,138
Construction – 3.8%
AZEK Co., Inc. (a)	21,728	$1,062,282
Builders FirstSource, Inc. (a)	3,465	432,917
GMS, Inc. (a)	6,867	502,459
Mohawk Industries, Inc. (a)	6,746	770,258
SiteOne Landscape Supply, Inc. (a)	255	30,967
		$2,798,883
Consumer Products – 2.8%
e.l.f. Beauty, Inc. (a)	4,498	$282,430
Herbalife Ltd. (a)	7,805	67,357
Newell Brands, Inc.	150,285	931,767
Prestige Consumer Healthcare, Inc. (a)	9,427	810,439
		$2,091,993
Consumer Services – 2.1%
European Wax Center, Inc., “A” (a)	44,978	$177,663
Grand Canyon Education, Inc. (a)	5,582	965,798
Lyft, Inc. (a)	36,873	437,682
		$1,581,143
Electrical Equipment – 1.3%
Armstrong World Industries, Inc.	6,580	$926,990
Electronics – 4.7%
Advanced Energy Industries, Inc.	9,192	$876,089
Alpha and Omega Semiconductor Ltd. (a)	967	24,040
Cirrus Logic, Inc. (a)	3,419	340,720
Formfactor, Inc. (a)	22,183	627,557
Kimball Electronics, Inc. (a)	12,092	198,913
Onto Innovation, Inc. (a)	452	54,846
Photronics, Inc. (a)	17,993	373,535
Plexus Corp. (a)	2,875	368,374
Sanmina Corp. (a)	8,221	626,276
		$3,490,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.8%
Berry Corp.	78,088	$250,662
Permian Resources Corp.	44,510	616,464
SM Energy Co.	14,697	440,175
		$1,307,301
Energy - Integrated – 0.6%
National Gas Fuel Co.	5,637	$446,394
Engineering - Construction – 2.6%
APi Group, Inc. (a)	25,029	$895,037
Primoris Services Corp.	2,403	137,956
Sterling Infrastructure, Inc. (a)	4,201	475,595
Tutor Perini Corp. (a)	17,965	416,429
		$1,925,017
Food & Beverages – 0.9%
Dole PLC	2,903	$41,948
Primo Brands Corp.	5,806	206,055
Simply Good Foods Co. (a)	7,373	254,295
WK Kellogg Co.	6,697	133,471
		$635,769
Forest & Paper Products – 0.1%
JELD-WEN Holding, Inc. (a)	17,199	$102,678
Gaming & Lodging – 1.5%
Gambling.com Group Ltd. (a)	8,896	$112,268
International Game Technology PLC	32,751	532,531
Rush Street Interactive, Inc. (a)	46,486	498,330
		$1,143,129
Insurance – 6.4%
Hanover Insurance Group, Inc.	6,803	$1,183,382
Jackson Financial, Inc.	8,709	729,640
Kemper Corp.	16,694	1,115,994
Lincoln National Corp.	20,076	720,929
Voya Financial, Inc.	14,828	1,004,745
		$4,754,690
Internet – 2.8%
CarGurus, Inc. (a)	22,135	$644,792
EverQuote, Inc., “A” (a)	24,457	640,529
Vimeo, Inc. (a)	28,017	147,369
Yelp, Inc. (a)	13,660	505,830
ZipRecruiter, Inc., “A” (a)	28,711	169,108
		$2,107,628
Leisure & Toys – 2.1%
Corsair Gaming, Inc. (a)	84,586	$749,432
Fox Factory Holding Corp. (a)	1,389	32,419
Funko, Inc., “A” (a)	64,739	444,110
Patrick Industries, Inc.	1,736	146,796
Playtika Holdings Corp.	30,413	157,235
		$1,529,992
Machinery & Tools – 1.6%
Flowserve Corp.	17,420	$850,793
Hyster-Yale, Inc.	693	28,787
Olympic Steel, Inc.	8,273	260,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Xometry, Inc., “A” (a)	1,300	$32,396
		$1,172,741
Major Banks – 0.7%
First Financial Corp.	4,837	$236,916
Metro Bank Holdings PLC (a)	5,035	281,910
		$518,826
Medical & Health Technology & Services – 3.2%
Encompass Health Corp.	14,097	$1,427,744
Guardant Health, Inc. (a)	927	39,490
Health Catalyst, Inc. (a)	62,128	281,440
Owens & Minor, Inc. (a)	19,330	174,550
Teladoc Health, Inc. (a)	55,653	442,998
		$2,366,222
Medical Equipment – 2.9%
Anika Therapeutics, Inc. (a)	8,929	$134,203
Concentra Group Holdings, Inc.	14,473	314,064
Embecta Corp.	2,877	36,682
Maravai Lifesciences Holdings, Inc., “A” (a)	46,160	102,014
MiMedx Group, Inc. (a)	34,466	261,942
Natera, Inc. (a)	3,145	444,734
QuidelOrtho Corp. (a)	8,081	282,592
UFP Technologies, Inc. (a)	975	196,667
Veracyte, Inc. (a)	1,827	54,170
ZimVie, Inc. (a)	31,607	341,356
		$2,168,424
Metals & Mining – 1.4%
Radius Recycling, Inc.	25,481	$735,891
Ryerson Holding Corp.	14,104	323,828
		$1,059,719
Natural Gas - Distribution – 0.6%
UGI Corp.	13,829	$457,325
Oil Services – 2.3%
Expro Group Holdings N.V. (a)	20,859	$207,339
Flowco Holdings, Inc., “A” (a)	2,005	51,428
NOV, Inc.	42,178	641,949
Select Water Solutions, Inc.	25,194	264,537
Weatherford International PLC	9,974	534,108
		$1,699,361
Other Banks & Diversified Financials – 13.5%
Amalgamated Financial Corp.	16,996	$488,635
Banc of California, Inc.	57,225	812,023
Bank OZK	9,574	415,990
Bread Financial Holdings, Inc.	8,959	448,667
Cathay General Bancorp, Inc.	23,935	1,029,923
Columbia Banking System, Inc.	43,369	1,081,623
East West Bancorp, Inc.	9,906	889,163
Hanmi Financial Corp.	1,707	38,681
Kearny Financial Corp. of Maryland	14,016	87,740
Navient Corp.	22,834	288,393
Popular, Inc.	11,422	1,055,050
PROG Holdings, Inc.	12,860	342,076
Sezzle, Inc. (a)	3,924	136,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Shore Bancshares, Inc.	10,632	$143,957
SLM Corp.	38,043	1,117,323
Texas Capital Bancshares, Inc. (a)	12,151	907,680
United Community Bank, Inc.	26,922	757,316
		$10,041,148
Pharmaceuticals – 6.1%
ACADIA Pharmaceuticals, Inc. (a)	11,705	$194,420
Alkermes PLC (a)	8,567	282,882
Amicus Therapeutics, Inc. (a)	24,165	197,186
Amneal Pharmaceuticals, Inc. (a)	33,753	282,850
Arcturus Therapeutics Holdings, Inc. (a)	11,812	125,089
Catalyst Pharmaceuticals, Inc. (a)	14,899	361,301
Collegium Pharmaceutical, Inc. (a)	1,347	40,208
Cytokinetics, Inc. (a)	7,067	284,023
Kiniksa Pharmaceuticals International PLC (a)	12,815	284,621
Kymera Therapeutics, Inc. (a)	7,364	201,553
Neurocrine Biosciences, Inc. (a)	1,664	184,038
Nurix Therapeutics, Inc. (a)	8,684	103,166
Organon & Co.	43,972	654,743
Phibro Animal Health Corp., “A”	18,844	402,508
PTC Therapeutics, Inc. (a)	8,588	437,645
Rigel Pharmaceuticals, Inc. (a)	6,759	121,595
Ultragenyx Pharmaceutical, Inc. (a)	4,208	152,372
USANA Health Sciences, Inc. (a)	1,133	30,557
Vanda Pharmaceuticals, Inc. (a)	35,214	161,632
Zymeworks, Inc. (a)	5,407	64,397
		$4,566,786
Printing & Publishing – 0.3%
Cimpress PLC (a)	1,594	$72,097
Quad/Graphics, Inc.	32,152	175,228
		$247,325
Railroad & Shipping – 0.5%
Scorpio Tankers, Inc.	1,639	$61,594
Teekay Tankers Ltd.	8,753	334,977
		$396,571
Real Estate – 2.5%
Broadstone Net Lease, Inc., REIT	50,469	$859,992
Cushman & Wakefield PLC (a)	64,273	656,870
Essential Properties Realty Trust, REIT	8,703	284,066
Uniti Group, Inc., REIT	7,420	37,397
		$1,838,325
Real Estate - Office – 2.9%
Cousins Properties, Inc., REIT	5,849	$172,546
Highwoods Properties, Inc., REIT	34,300	1,016,652
Piedmont Office Realty Trust, Inc., REIT	135,685	999,998
		$2,189,196
Specialty Stores – 0.8%
Bath & Body Works, Inc.	15,936	$483,179
Genesco, Inc. (a)	4,452	94,516
		$577,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 0.7%
Liberty Global Ltd., “A” (a)	6,913	$79,569
Lumen Technologies, Inc. (a)	118,575	464,814
		$544,383
Tobacco – 0.4%
Mativ Holdings, Inc.	3,499	$21,799
Turning Point Brands, Inc.	3,963	235,561
		$257,360
Trucking – 0.8%
Saia, Inc. (a)	1,624	$567,474
Utilities - Electric Power – 0.6%
Portland General Electric Co.	9,893	$441,228
Total Common Stocks		$73,775,524
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.35% (v)	596,794	$596,854

Other Assets, Less Liabilities – (0.0)%		(33,170)
Net Assets – 100.0%		$74,339,208
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $596,854 and $73,775,524, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$73,775,524	$—	$—	$73,775,524
Investment Companies	596,854	—	—	596,854
Total	$74,372,378	$—	$—	$74,372,378
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$657,897	$2,643,419	$2,704,403	$(23)	$(36)	$596,854
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,520	$—